Inventories (Schedule of Inventories) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Inventories [Abstract]
Finished goods	¥ 6,509	¥ 6,485
Work in process	11,467	11,378
Raw materials and supplies	12,224	13,986
Inventories	¥ 30,200	¥ 31,849